Trade and Other Payables Trade Payables Aging (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade payables aging [Line Items]
Trade payables	$ 23	$ 31
0 - 30 days
Trade payables aging [Line Items]
Trade payables	18	22
31 - 60 days
Trade payables aging [Line Items]
Trade payables	4	7
61 - 90 days
Trade payables aging [Line Items]
Trade payables	1	1
Over 90 days
Trade payables aging [Line Items]
Trade payables	$ 0	$ 1